BellaVista Capital, Inc.
                          420 Florence Street Suite 200
                               Palo Alto, CA 94301


                                September 9, 2005

BY EDGAR
Mr. Howard Efron
Staff Accountant
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

            Re:   BellaVista Capital, Inc. (the "Company")
                  Item 4.01 8-K
                  Filed September 2, 2005
                  SEC File No. 0-30507

Dear Mr. Efron:

         The Company filed an amendment to the above-referenced Current Report on Form 8-K concurrently with filing this letter. The report has been revised as requested in your letter dated September 8, 2005. The amended report has been provided to the auditor for review and an updated letter will be provided by further amendment when it is received.

         The Company hereby acknowledges with respect to the above referenced matter that

         o the Company is responsible for the adequacy and accuracy of the disclosure in this filing;
         o staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
         o the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

               BellaVista Capital, Inc.

               By:  /s/ MICHAEL RIDER
                    --------------------------------
                    Michael Rider, President